Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Liability Disclosure [Abstract]
Opening balance	$ 6,470	$ 8,470
Amortization in the period	(2,008)	(2,000)
Closing balance	$ 4,462	$ 6,470